RESERVES, Terms and Conditions of Rights (Details)	12 Months Ended
Jun. 30, 2019 shares t
Terms and Conditions of Rights [Abstract]
Number of shares converted upon vesting (in shares)	1
Employee Rights [Member] | First Coal Production Milestone Expiring on December 31, 2019 [Member]
Terms and Conditions of Rights [Abstract]
Rights exercisable (in shares)	4,635,000
Employee Rights [Member] | Nameplate Production Milestone Expiring on December 31, 2020 [Member]
Terms and Conditions of Rights [Abstract]
Rights exercisable (in shares)	6,260,000
Employee Rights [Member] | Coal Production Milestone Expiring on December 31, 2020 [Member]
Terms and Conditions of Rights [Abstract]
Rights exercisable (in shares)	2,500,000
Production, coal weight | t	1.7
Employee Rights [Member] | Coal Production Milestone Expiring on December 31, 2021 [Member]
Terms and Conditions of Rights [Abstract]
Rights exercisable (in shares)	3,000,000
Production, coal weight | t	2.7